SCHEDULE OF CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					$ 48,969,439
Shares to be issued for private placement
Common stock subject to forfeiture
Shares cancelled					(175,985)
Shares to be issued to service provider
Shares to be issued to employee
Shares issued for previously committed issued to service provider
Balance	$ 38,003,885	37,816,163	38,484,929	$ 37,368,771	37,316,270
Balance	38,059,812	38,484,929	37,316,270	37,316,270	36,220,536
Shares issued for private placement		415,000	904,000	$ 1,983,000	4,318,207
Share issued for previously committed private placement
Shares issued to service provider			1,675,048
Shares issued for previously committed issued to employee
Shares issued to employee			245,315
Shares issued to service provider			745,048
Share based compensation to employee		$ 92,331	$ 92,044
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					$ 44,651
Shares issued for private placement, shares		4,088,888	9,302,214	21,202,213	44,651,232
Shares to be issued for private placement
Shares to be issued for private placement, shares
Common stock subject to forfeiture
Common stock subject to forfeiture, shares
Shares cancelled					$ (505)
Shares cancelled, shares		(200,000)	(450,000)	(800,000)	(504,924)
Shares to be issued to service provider
Shares to be issued to service provider, shares
Shares to be issued to employee
Shares to be issued to employee, shares
Shares issued for previously committed issued to service provider
Shares issued for previously committed issued to service provider, shares
Balance	$ 1,302,942	$ 1,253,169	$ 1,249,280	$ 1,262,680	$ 1,221,346
Balance, shares	1,302,942,407	1,253,169,780	1,249,280,892	1,262,680,891	1,221,346,586
Balance	$ 1,294,224	$ 1,249,280	$ 1,221,346	$ 1,221,346	$ 1,176,200
Balance, shares	1,294,224,767	1,249,280,892	1,221,346,586	1,221,346,586	1,176,200,278
Shares issued for private placement		$ 4,089	$ 9,302	$ 21,202	$ 44,651
Share issued for previously committed private placement
Share issued for previously committed private placement, shares
Shares issued to service provider			$ 7,356
Shares issued to service provider, shares			7,356,550
Shares issued for previously committed issued to employee
Shares issued for previously committed issued to service provider, shares
Shares issued to employee			$ 2,070
Shares issued to employee, shares	1,122,624		2,070,000	2,070,000
Shares issued to service provider			$ 4,656
Shares issued to service provider, shares			4,565,550
Share based compensation to employee
Share based compensation to employee, shares
Common Stock To Be Issued [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement
Shares to be issued for private placement
Common stock subject to forfeiture
Shares cancelled
Shares to be issued to service provider
Shares to be issued to employee
Shares issued for previously committed issued to service provider
Balance
Balance
Shares issued for private placement
Share issued for previously committed private placement
Shares issued to service provider
Shares issued for previously committed issued to employee
Shares issued to employee
Shares issued to service provider
Share based compensation to employee
Common Stock To Be Cancelled [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement
Shares to be issued for private placement
Common stock subject to forfeiture
Shares cancelled
Shares to be issued to service provider
Shares to be issued to employee
Shares issued for previously committed issued to service provider
Balance
Balance
Shares issued for private placement
Share issued for previously committed private placement
Shares issued to service provider
Shares issued for previously committed issued to employee
Shares issued to employee
Shares issued to service provider
Share based compensation to employee
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					4,273,556
Shares to be issued for private placement
Common stock subject to forfeiture
Shares cancelled					(175,480)
Shares to be issued to service provider
Shares to be issued to employee
Shares issued for previously committed issued to service provider
Balance	$ 57,553,229	53,649,837	53,166,395	54,530,117	49,647,034
Balance	$ 57,090,906	53,166,395	49,647,034	49,647,034	45,415,958
Shares issued for private placement		410,911	894,698	1,961,798	4,273,556
Share issued for previously committed private placement
Shares issued to service provider			1,667,692
Shares issued for previously committed issued to employee
Shares issued to employee			243,245
Shares issued to service provider			740,392
Share based compensation to employee		92,331	92,044
Deferred Compensation, Share-Based Payments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares to be issued for private placement
Shares to be issued to service provider
Shares to be issued to employee
Shares issued for previously committed issued to service provider
Balance
Balance
Shares issued for private placement
Share issued for previously committed private placement
Shares issued to service provider
Shares issued for previously committed issued to employee
Shares issued to employee
Shares issued to service provider
Share based compensation to employee
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					2,151,207
Shares to be issued for private placement		25,000	320,000		2,167,000
Common stock subject to forfeiture					(176,280)
Shares cancelled
Shares to be issued to service provider					139,191
Shares to be issued to employee			9,280		135,679
Shares issued for previously committed issued to service provider		745,048			295
Balance		37,942,163	37,958,212		37,591,140
Balance		37,958,212	37,591,140	37,591,140
Shares issued for private placement		390,000	584,000
Share issued for previously committed private placement
Shares issued to service provider			790,809
Shares issued for previously committed issued to employee
Shares issued to employee			410,731
Share based compensation to employee
Previously Reported [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					$ 22,663
Shares issued for private placement, shares		3,905,555	6,024,439		22,662,899
Shares to be issued for private placement
Shares to be issued for private placement, shares		183,333	3,277,775		21,988,335
Common stock subject to forfeiture
Common stock subject to forfeiture, shares
Shares cancelled					$ 800
Shares cancelled, shares					(800,000)
Shares to be issued to service provider
Shares to be issued to service provider, shares			4,656,550		397,108
Shares to be issued to employee
Shares to be issued to employee, shares			50,000		501,580
Shares issued for previously committed issued to service provider		$ 4,656	$ 397		$ 295
Shares issued for previously committed issued to service provider, shares					295,076
Balance		$ 1,252,986	$ 1,241,296		$ 1,199,358
Balance, shares		1,253,169,780	1,249,280,892		1,222,245,276
Balance		$ 1,241,296	$ 1,199,358	$ 1,199,358
Balance, shares		1,249,280,892	1,222,245,276	1,222,245,276
Shares issued for private placement		$ 3,906	$ 6,024
Share issued for previously committed private placement		$ 3,278	$ 21,988
Share issued for previously committed private placement, shares
Shares issued to service provider			$ 2,303
Shares issued to service provider, shares			2,302,890
Shares issued for previously committed issued to employee		$ 50	$ 502
Shares issued for previously committed issued to service provider, shares
Shares issued to employee			$ 1,518
Shares issued to employee, shares			1,518,420
Share based compensation to employee
Share based compensation to employee, shares
Previously Reported [Member] | Common Stock To Be Issued [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement
Shares to be issued for private placement		183	$ 3,278		21,988
Common stock subject to forfeiture
Shares cancelled
Shares to be issued to service provider			4,656		397
Shares to be issued to employee			50		502
Shares issued for previously committed issued to service provider		(4,656)	(397)
Balance		183	7,984		22,887
Balance		7,984	22,887	$ 22,887
Shares issued for private placement
Share issued for previously committed private placement		(3,278)	(21,988)
Shares issued to service provider
Shares issued for previously committed issued to employee		(50)	(502)
Shares issued to employee
Share based compensation to employee
Previously Reported [Member] | Common Stock To Be Cancelled [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement
Shares to be issued for private placement
Common stock subject to forfeiture					(1,175)
Shares cancelled					800
Shares to be issued to service provider
Shares to be issued to employee
Shares issued for previously committed issued to service provider
Balance		(375)	(375)		(375)
Balance		(375)	(375)	(375)
Shares issued for private placement
Share issued for previously committed private placement
Shares issued to service provider
Shares issued for previously committed issued to employee
Shares issued to employee
Share based compensation to employee
Previously Reported [Member] | Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					2,128,544
Shares to be issued for private placement		24,817	316,722		2,145,012
Common stock subject to forfeiture					(175,105)
Shares cancelled
Shares to be issued to service provider			740,392		138,794
Shares to be issued to employee			9,230		135,177
Shares issued for previously committed issued to service provider
Balance		53,776,212	53,385,101		49,921,380
Balance		53,385,101	49,921,380	49,921,380
Shares issued for private placement		386,094	577,976
Share issued for previously committed private placement
Shares issued to service provider			788,506
Shares issued for previously committed issued to employee
Shares issued to employee			409,213
Share based compensation to employee
Previously Reported [Member] | Deferred Compensation, Share-Based Payments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares to be issued for private placement
Shares to be issued to service provider			(745,048)
Shares to be issued to employee
Shares issued for previously committed issued to service provider		745,048
Balance			(745,048)
Balance		(745,048)
Shares issued for private placement
Share issued for previously committed private placement
Shares issued to service provider
Shares issued for previously committed issued to employee
Shares issued to employee
Share based compensation to employee
Revision of Prior Period, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					46,818,232
Shares to be issued for private placement		(25,000)	(320,000)		(2,167,000)
Common stock subject to forfeiture					176,280
Shares cancelled					(175,985)
Shares to be issued to service provider					(139,191)
Shares to be issued to employee			(9,280)		(135,679)
Shares issued for previously committed issued to service provider		(745,048)			(295)
Balance		(126,000)	526,717		(274,870)
Balance		526,717	(274,870)	(274,870)
Shares issued for private placement		25,000	320,000
Share issued for previously committed private placement
Shares issued to service provider			884,239
Shares issued for previously committed issued to employee
Shares issued to employee			(165,416)
Share based compensation to employee		$ 92,331	$ 92,044
Revision of Prior Period, Adjustment [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					$ 21,988
Shares issued for private placement, shares		183,333	3,277,775		21,988,333
Shares to be issued for private placement
Shares to be issued for private placement, shares		(183,333)	(3,277,775)		(21,988,335)
Common stock subject to forfeiture
Common stock subject to forfeiture, shares
Shares cancelled					$ 295
Shares cancelled, shares					295,076
Shares to be issued to service provider
Shares to be issued to service provider, shares			(4,656,550)		(397,108)
Shares to be issued to employee
Shares to be issued to employee, shares			(50,000)		(501,580)
Shares issued for previously committed issued to service provider		$ (4,656)	$ (397)		$ (295)
Shares issued for previously committed issued to service provider, shares					(295,076)
Balance		$ 183	$ 7,984		$ 21,988
Balance, shares					(898,690)
Balance		$ 7,984	$ 21,988	$ 21,988
Balance, shares			(898,690)	(898,690)
Shares issued for private placement		$ 183	$ 3,278
Share issued for previously committed private placement		$ (3,278)	$ (21,988)
Share issued for previously committed private placement, shares
Shares issued to service provider			$ 5,053
Shares issued to service provider, shares			5,053,660
Shares issued for previously committed issued to employee		$ (50)	$ (502)
Shares issued for previously committed issued to service provider, shares
Shares issued to employee			$ 552
Shares issued to employee, shares			551,580
Share based compensation to employee
Share based compensation to employee, shares
Revision of Prior Period, Adjustment [Member] | Common Stock To Be Issued [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement
Shares to be issued for private placement		(183)	$ (3,278)		(21,988)
Common stock subject to forfeiture
Shares cancelled
Shares to be issued to service provider			(4,656)		(397)
Shares to be issued to employee			(50)		(502)
Shares issued for previously committed issued to service provider		4,656	397
Balance		(183)	(7,984)		(22,887)
Balance		(7,984)	(22,887)	$ (22,887)
Shares issued for private placement
Share issued for previously committed private placement		3,278	21,988
Shares issued to service provider
Shares issued for previously committed issued to employee		50	502
Shares issued to employee
Share based compensation to employee
Revision of Prior Period, Adjustment [Member] | Common Stock To Be Cancelled [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement
Shares to be issued for private placement
Common stock subject to forfeiture					1,175
Shares cancelled					(800)
Shares to be issued to service provider
Shares to be issued to employee
Shares issued for previously committed issued to service provider
Balance		375	375		375
Balance		375	375	375
Shares issued for private placement
Share issued for previously committed private placement
Shares issued to service provider
Shares issued for previously committed issued to employee
Shares issued to employee
Share based compensation to employee
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for private placement					2,145,012
Shares to be issued for private placement		(24,817)	(316,722)		(2,145,012)
Common stock subject to forfeiture					175,105
Shares cancelled					(175,480)
Shares to be issued to service provider			(740,392)		(138,794)
Shares to be issued to employee			(9,230)		(135,177)
Shares issued for previously committed issued to service provider
Balance		(126,375)	(218,706)		(274,346)
Balance		(218,706)	(274,346)	(274,346)
Shares issued for private placement		24,817	316,722
Share issued for previously committed private placement
Shares issued to service provider			879,186
Shares issued for previously committed issued to employee
Shares issued to employee			(165,968)
Share based compensation to employee		92,331	92,044
Revision of Prior Period, Adjustment [Member] | Deferred Compensation, Share-Based Payments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares to be issued for private placement
Shares to be issued to service provider			745,048
Shares to be issued to employee
Shares issued for previously committed issued to service provider		(745,048)
Balance			745,048
Balance		745,048
Shares issued for private placement
Share issued for previously committed private placement
Shares issued to service provider
Shares issued for previously committed issued to employee
Shares issued to employee
Share based compensation to employee